Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Analysis of income and expense [abstract]
Business Transformation program	€ 1.0	€ 0.0
Brexit Costs - Exceptional Items	3.2	0.2
Goodfella's Pizza & Aunt Bessie's integration costs	0.0	2.0
Factory optimization	0.8	0.6
Exceptional Items, Tax Expense (Income), Continuing Operations	(1.2)	(0.5)
Cash flows relating to exceptional items	€ (9.7)	€ (4.7)